Income statement and statement of comprehensive income - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Net sales	kr 176,954	kr 140,800	kr 126,946
Cost of goods sold	(28,448)	(23,658)	(20,932)
Gross profit	148,506	117,142	106,014
Sales and distribution costs	(46,217)	(37,008)	(32,928)
Research and development costs	(24,047)	(17,772)	(15,462)
Administrative costs	(4,467)	(4,050)	(3,958)
Other operating income and expenses	1,034	332	460
Operating profit	74,809	58,644	54,126
Financial income	239	2,887	1,628
Financial expenses	(5,986)	(2,451)	(2,624)
Profit before income taxes	69,062	59,080	53,130
Income taxes	(13,537)	(11,323)	(10,992)
Net profit	kr 55,525	kr 47,757	kr 42,138
Earnings per share
Basic earnings per share (DKK per share)	kr 24.51	kr 20.79	kr 18.05
Diluted earnings per share (DKK per share)	kr 24.44	kr 20.74	kr 18.01